Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets consisted of the following:
	December 31,
	2025	2024
Patents	$15,087,000	$6,087,000
Less: accumulated amortization	(4,856,737)	(3,048,750)
Net value of intangible assets	$10,230,263	$3,038,250

Weighted Average Amortization Period (Years)	4.24	4.87

Schedule of Future Amortization of Intangible Assets	Future amortization of intangible assets is as follows:
Year Ended December 31,
2026	2,300,064
2027	2,264,786
2028	2,202,277
2029	1,997,425
Thereafter	1,465,711
Total	$10,230,263